Organization and principal activities (Tables)	12 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the Company and its Subsidiaries

Details of the Company and its subsidiaries are set out in the table as follows:

	Date of	Percentage of effective ownership		Place of
Name	incorporation	June 30, 2023	June 30, 2022	incorporation	Principal activities
Fitell Corporation	April 11, 2022	Parent	Parent	Cayman Islands	Investment holdings
KMAS Capital and Investment Pty Ltd	July 26, 2016	100%	100%	Australia	Investment holdings
GD Wellness Pty Ltd	July 22, 2005	100%	100%	Australia	Sales of gym and fitness equipment